Note 4 - Securities	9 Months Ended
Jul. 31, 2026
Statement Line Items [Line Items]
Disclosure of debt instruments [text block]
4.	Securities:

As at July 31, 2026, the Bank held securities totaling $134.2 million ( October 31, 2025 - $80.9 million), including accrued interest, comprised of US Treasury Bills with a carrying value of $122.5 million, Government of Canada Treasury Bills with a carrying value of $3.2 million and other securities with a carrying value of $8.5 million.